Inventory (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Raw materials	$ 161,005	$ 169,803	$ 223,790
Work in process			43,814
Spare parts	23,434	23,432	27,632
Finished goods	359,304	366,892	218,262
Inventory	$ 543,743	$ 560,127	$ 513,498